Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 50.6%
Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co.(1)	7,283	$ 1,222,379
General Electric Co.	10,329	1,671,439
Huntington Ingalls Industries, Inc.	2,989	827,744
L3Harris Technologies, Inc.	7,205	1,542,230
RTX Corp.	24,262	2,463,078
		$ 7,726,870
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 748,115
		$ 748,115
Automobile Components — 0.0%(2)
Phinia, Inc.	2,206	$ 86,034
		$ 86,034
Automobiles — 0.7%
Tesla, Inc.(1)	32,482	$ 5,953,301
		$ 5,953,301
Banks — 1.9%
Bank of America Corp.	101,593	$ 3,759,957
Fifth Third Bancorp	30,206	1,101,311
Huntington Bancshares, Inc.	106,103	1,429,207
JPMorgan Chase & Co.	37,320	7,155,737
Regions Financial Corp.	61,283	1,180,923
Wells Fargo & Co.	39,747	2,357,792
		$ 16,984,927
Beverages — 0.8%
Coca-Cola Co.	57,087	$ 3,526,264
PepsiCo, Inc.	20,090	3,534,032
		$ 7,060,296
Biotechnology — 0.8%
AbbVie, Inc.	25,007	$ 4,067,138
Amgen, Inc.	8,146	2,231,515
Vertex Pharmaceuticals, Inc.(1)	2,675	1,050,767
		$ 7,349,420
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	98,891	$ 17,305,925
Security	Shares	Value
Broadline Retail (continued)
Kohl's Corp.	23,030	$ 551,338
		$ 17,857,263
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,395,854
Carrier Global Corp.	20,581	1,265,526
		$ 2,661,380
Capital Markets — 1.0%
Ameriprise Financial, Inc.	4,371	$ 1,799,934
Cboe Global Markets, Inc.	7,472	1,353,553
Invesco Ltd.	55,837	791,210
Nasdaq, Inc.	18,560	1,110,816
S&P Global, Inc.	5,870	2,440,922
State Street Corp.	17,118	1,240,884
		$ 8,737,319
Chemicals — 0.8%
CF Industries Holdings, Inc.	13,351	$ 1,054,329
Linde PLC	8,502	3,749,042
Sherwin-Williams Co.	6,320	1,893,535
		$ 6,696,906
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,729,134
		$ 1,729,134
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	6,534	$ 1,676,363
Cisco Systems, Inc.	39,922	1,875,536
F5, Inc.(1)	4,136	683,722
		$ 4,235,621
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,753,295
		$ 1,753,295
Consumer Finance — 0.3%
Discover Financial Services	12,725	$ 1,612,639
Synchrony Financial	32,515	1,430,010
		$ 3,042,649
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,395	$ 4,622,946

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	23,840	$ 1,320,259
Walmart, Inc.	53,754	3,190,300
		$ 9,133,505
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 1,221,983
Packaging Corp. of America	5,963	1,031,480
Sealed Air Corp.	14,482	455,893
		$ 2,709,356
Distributors — 0.1%
LKQ Corp.	19,666	$ 848,195
		$ 848,195
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	72,073	$ 1,217,315
Verizon Communications, Inc.	60,222	2,378,167
		$ 3,595,482
Electric Utilities — 0.9%
Alliant Energy Corp.	17,071	$ 850,136
Duke Energy Corp.	10,341	1,016,107
Entergy Corp.	9,047	965,043
Evergy, Inc.	16,090	843,920
FirstEnergy Corp.	18,096	693,801
NextEra Energy, Inc.	24,770	1,658,847
NRG Energy, Inc.	22,139	1,608,841
Pinnacle West Capital Corp.(3)	8,141	599,585
		$ 8,236,280
Electrical Equipment — 0.4%
Eaton Corp. PLC	10,470	$ 3,332,182
GE Vernova, Inc.(1)	1,213	186,450
		$ 3,518,632
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	10,461	$ 1,480,022
		$ 1,480,022
Entertainment — 0.6%
Netflix, Inc.(1)	5,798	$ 3,192,611
Walt Disney Co.	19,445	2,160,339
		$ 5,352,950
Security	Shares	Value
Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(1)	22,369	$ 8,874,453
Corpay, Inc.(1)	4,587	1,385,916
Mastercard, Inc., Class A	11,540	5,206,848
Visa, Inc., Class A	22,737	6,107,386
		$ 21,574,603
Food Products — 0.4%
Campbell Soup Co.	20,355	$ 930,427
Conagra Brands, Inc.	41,435	1,275,370
McCormick & Co., Inc., Non Voting Shares	18,919	1,438,979
		$ 3,644,776
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	5,951	$ 967,454
Union Pacific Corp.	11,069	2,625,124
		$ 3,592,578
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	21,873	$ 2,317,882
Boston Scientific Corp.(1)	32,535	2,338,291
Cooper Cos., Inc.	12,104	1,077,982
IDEXX Laboratories, Inc.(1)	3,057	1,506,367
Intuitive Surgical, Inc.(1)	7,071	2,620,654
Medtronic PLC	17,886	1,435,173
		$ 11,296,349
Health Care Providers & Services — 1.2%
Cencora, Inc.	7,142	$ 1,707,295
DaVita, Inc.(1)	9,206	1,279,726
Molina Healthcare, Inc.(1)	3,044	1,041,352
Quest Diagnostics, Inc.	7,345	1,014,932
UnitedHealth Group, Inc.	12,421	6,008,038
		$ 11,051,343
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment, Inc.(1)	9,983	$ 357,591
Carnival Corp.(1)	62,762	930,133
Expedia Group, Inc.(1)	9,477	1,275,888
McDonald's Corp.	11,367	3,103,646
Starbucks Corp.	21,637	1,914,658
Wynn Resorts Ltd.	10,917	1,000,543
		$ 8,582,459

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.2%
Lennar Corp., Class A	13,510	$ 2,048,386
		$ 2,048,386
Household Products — 0.6%
Procter & Gamble Co.	32,152	$ 5,247,206
		$ 5,247,206
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	12,134	$ 2,338,586
		$ 2,338,586
Industrial REITs — 0.1%
ProLogis, Inc.	12,643	$ 1,290,218
		$ 1,290,218
Insurance — 0.9%
Arthur J. Gallagher & Co.	7,052	$ 1,655,034
Assurant, Inc.	6,011	1,048,318
Everest Group Ltd.	2,593	950,101
Progressive Corp.	13,267	2,762,853
Unum Group	26,445	1,340,762
		$ 7,757,068
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A(1)	69,586	$ 11,327,209
Alphabet, Inc., Class C(1)	55,972	9,215,230
Meta Platforms, Inc., Class A	23,323	10,032,855
		$ 30,575,294
IT Services — 0.3%
Accenture PLC, Class A	9,807	$ 2,951,024
		$ 2,951,024
Leisure Products — 0.0%(2)
Hasbro, Inc.	4,387	$ 268,923
		$ 268,923
Life Sciences Tools & Services — 0.9%
Danaher Corp.	9,993	$ 2,464,474
IQVIA Holdings, Inc.(1)	6,039	1,399,659
Thermo Fisher Scientific, Inc.	5,748	3,269,003
Waters Corp.(1)	3,206	990,782
		$ 8,123,918
Security	Shares	Value
Machinery — 0.8%
Flowserve Corp.	2,794	$ 131,765
PACCAR, Inc.	20,719	2,198,493
Pentair PLC	17,848	1,411,598
Stanley Black & Decker, Inc.	13,004	1,188,566
Westinghouse Air Brake Technologies Corp.	10,792	1,738,375
		$ 6,668,797
Media — 0.4%
Comcast Corp., Class A	46,369	$ 1,767,123
Omnicom Group, Inc.	14,100	1,309,044
Paramount Global, Class B	27,096	308,623
		$ 3,384,790
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	43,625	$ 2,178,633
		$ 2,178,633
Multi-Utilities — 0.2%
CMS Energy Corp.	12,383	$ 750,533
WEC Energy Group, Inc.	11,345	937,551
		$ 1,688,084
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	10,509	$ 1,217,678
		$ 1,217,678
Oil, Gas & Consumable Fuels — 2.0%
APA Corp.	26,833	$ 843,629
Chevron Corp.	19,421	3,132,025
Devon Energy Corp.	27,121	1,388,053
EOG Resources, Inc.	14,828	1,959,224
Exxon Mobil Corp.	52,082	6,159,738
HF Sinclair Corp.	23,402	1,269,558
Marathon Oil Corp.	53,376	1,433,146
ONEOK, Inc.	21,880	1,731,145
		$ 17,916,518
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,881	$ 812,260
Southwest Airlines Co.	16,972	440,254
		$ 1,252,514
Pharmaceuticals — 2.0%
Eli Lilly & Co.	11,288	$ 8,817,057
Johnson & Johnson	25,911	3,746,472

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	26,997	$ 3,488,552
Pfizer, Inc.	77,699	1,990,648
		$ 18,042,729
Professional Services — 0.5%
Jacobs Solutions, Inc.	9,010	$ 1,293,205
Paycom Software, Inc.	6,354	1,194,425
Robert Half, Inc.	10,364	716,567
Verisk Analytics, Inc.	6,550	1,427,638
		$ 4,631,835
Residential REITs — 0.4%
Equity Residential	21,597	$ 1,390,847
Mid-America Apartment Communities, Inc.	9,213	1,197,690
UDR, Inc.	20,021	762,400
		$ 3,350,937
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,066,288
		$ 1,066,288
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(1)	14,871	$ 2,355,269
Broadcom, Inc.	6,294	8,183,899
Intel Corp.	41,145	1,253,688
KLA Corp.	4,203	2,897,086
NVIDIA Corp.	28,735	24,827,615
Qorvo, Inc.(1)	10,174	1,188,730
QUALCOMM, Inc.	18,464	3,062,254
SolarEdge Technologies, Inc.(1)	6,388	374,656
Teradyne, Inc.	6,974	811,216
Texas Instruments, Inc.	15,104	2,664,648
		$ 47,619,061
Software — 5.0%
Adobe, Inc.(1)	6,694	$ 3,098,184
Intuit, Inc.	5,019	3,139,987
Microsoft Corp.	82,460	32,104,152
Oracle Corp.	26,924	3,062,605
Salesforce, Inc.	10,444	2,808,809
		$ 44,213,737
Specialized REITs — 0.4%
Extra Space Storage, Inc.	7,732	$ 1,038,253
Security	Shares	Value
Specialized REITs (continued)
Public Storage	4,800	$ 1,245,360
SBA Communications Corp.	5,856	1,089,919
		$ 3,373,532
Specialty Retail — 0.9%
Bath & Body Works, Inc.	20,278	$ 921,027
CarMax, Inc.(1)	8,864	602,486
Home Depot, Inc.	13,487	4,507,625
Lowe's Cos., Inc.	7,523	1,715,169
Victoria's Secret & Co.(1)	7,225	127,304
		$ 7,873,611
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	162,399	$ 27,661,422
Seagate Technology Holdings PLC	7,541	647,847
		$ 28,309,269
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	18,161	$ 1,675,534
Ralph Lauren Corp., Class A	3,952	646,705
Under Armour, Inc., Class C(1)	11,043	72,001
		$ 2,394,240
Tobacco — 0.3%
Philip Morris International, Inc.	25,165	$ 2,389,165
		$ 2,389,165
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,915	$ 945,385
W.W. Grainger, Inc.	1,816	1,673,172
		$ 2,618,557
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 650,009
		$ 650,009
Total Common Stocks (identified cost $204,680,063)		$448,679,667

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 52.5%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	26,937,101	$ 26,937,101
Total Affiliated Fund (identified cost $26,937,101)		$ 26,937,101

Securities Lending Collateral — 2.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(5)	24,852,291	$ 24,852,291
Total Securities Lending Collateral (identified cost $24,852,291)		$ 24,852,291

U.S. Treasury Obligations — 46.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/24(3)	$7,449	$ 7,447,905
0.00%, 5/9/24	2,365	2,362,227
0.00%, 5/16/24	47,249	47,145,196
0.00%, 6/4/24	2,365	2,353,223
0.00%, 6/6/24	15,160	15,079,993
0.00%, 6/13/24	16,300	16,197,597
0.00%, 7/11/24	54,458	53,893,594
0.00%, 8/1/24(3)	15,160	14,956,506
0.00%, 8/8/24(3)	55,624	54,823,987
0.00%, 9/5/24	16,679	16,372,444
0.00%, 10/3/24	4,500	4,399,715
0.00%, 10/31/24(3)(6)	28,529	27,781,410
0.00%, 11/29/24(6)	25,670	24,899,801
0.00%, 12/26/24(6)	17,522	16,936,684
0.00%, 1/23/25(3)	8,285	7,979,331
0.00%, 2/20/25(6)	21,080	20,216,349
0.00%, 3/20/25(6)	11,840	11,308,870
U.S. Treasury Notes:
0.375%, 8/15/24	6,250	6,160,489
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.375%, 9/15/24(3)	$7,449	$ 7,313,102
0.625%, 10/15/24	11,949	11,695,344
1.125%, 1/15/25	2,365	2,296,831
1.25%, 8/31/24(6)	18,199	17,951,900
1.375%, 1/31/25	2,365	2,297,067
1.75%, 3/15/25	5,920	5,744,250
3.00%, 7/31/24	10,750	10,685,465
3.875%, 3/31/25	5,920	5,847,704
Total U.S. Treasury Obligations (identified cost $414,461,673)		$414,146,984
Total Short-Term Investments (identified cost $466,251,065)		$465,936,376
Total Investments — 103.1% (identified cost $670,931,128)		$914,616,043
Total Written Options — (0.3)% (premiums received $2,389,592)		$ (2,387,170)
Other Assets, Less Liabilities — (2.8)%		$(24,788,095)
Net Assets — 100.0%		$887,440,778
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at April 30, 2024. The aggregate market value of securities on loan at April 30, 2024 was $53,761,496 and the total market value of the collateral received by the Fund was $54,873,129, comprised of cash of $24,852,291 and U.S. government and/or agencies securities of $30,020,838.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged as collateral for written options.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	72	$36,256,968	$5,125	5/3/24	$ (66,600)
S&P 500 Index	72	36,256,968	5,190	5/3/24	(10,980)
S&P 500 Index	70	35,249,830	5,190	5/6/24	(16,100)
S&P 500 Index	72	36,256,968	5,190	5/8/24	(29,160)
S&P 500 Index	70	35,249,830	5,225	5/13/24	(24,150)
S&P 500 Index	72	36,256,968	5,225	5/15/24	(40,320)
S&P 500 Index	72	36,256,968	5,180	5/20/24	(115,200)
S&P 500 Index	72	36,256,968	5,275	5/24/24	(45,360)
Total					$(347,870)
Written Put Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	72	$36,256,968	$5,075	5/1/24	$ (351,000)
S&P 500 Index	72	36,256,968	5,010	5/3/24	(184,320)
S&P 500 Index	70	35,249,830	5,025	5/6/24	(247,450)
S&P 500 Index	72	36,256,968	5,050	5/6/24	(339,480)
S&P 500 Index	72	36,256,968	4,940	5/8/24	(106,920)
S&P 500 Index	72	36,256,968	4,920	5/10/24	(107,640)
S&P 500 Index	70	35,249,830	5,000	5/13/24	(260,050)
S&P 500 Index	72	36,256,968	4,825	5/15/24	(68,400)
S&P 500 Index	72	36,256,968	4,820	5/20/24	(88,560)
S&P 500 Index	72	36,256,968	4,950	5/24/24	(285,480)
Total					$(2,039,300)
Abbreviations:
REITs	– Real Estate Investment Trusts
At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At April 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $26,937,101, which represents 3.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$35,338,944	$141,277,055	$(149,678,898)	$ —	$ —	$26,937,101	$356,453	26,937,101
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$448,679,667*	$ —	$ —	$448,679,667
Short-Term Investments:
Affiliated Fund	26,937,101	—	—	26,937,101
Securities Lending Collateral	24,852,291	—	—	24,852,291
U.S. Treasury Obligations	—	414,146,984	—	414,146,984
Total Investments	$500,469,059	$414,146,984	$ —	$914,616,043
Liability Description
Written Call Options	$ (347,870)	$ —	$ —	$ (347,870)
Written Put Options	(2,039,300)	—	—	(2,039,300)
Total	$ (2,387,170)	$ —	$ —	$ (2,387,170)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.